Stock compensation expense	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock compensation expense	Stock compensation expense
The Company issues stock options (incentive stock options (“ISOs”), non-statutory stock options (“NSOs”)) and RSAs to employees and key advisors under the Company’s 2019 Equity Incentive Plan, which has been approved by the board of directors. Granted stock options do not expire for 10 years and have vesting periods ranging from 7 to 60 months. The holder of one stock option may purchase one share of common stock. Under the Company’s 2019 Equity Incentive Plan, there are 4,364,468 securities remaining available for future issuance as of December 31, 2021.
On July 27, 2021, the Company’s stockholders approved the 2021 Omnibus Incentive Plan. Effective October 5, 2021, the Company’s board of directors granted RSAs and PSAs totaling 10.1 million shares and 3.6 million shares, respectively, under the 2021 Omnibus Incentive Plan. The RSAs are subject to time-based vesting, with a majority of the RSAs vesting 25% on the first anniversary of the award date and ratably thereafter for twelve quarters, such that the RSAs will be fully vested on the fourth anniversary of their award date. Eligible participants in the PSAs will receive a number of earned shares based on growth in retained premiums and fees and adjusted gross profit during the performance period of January 1, 2021 through December 31, 2023, as established by the Company’s board of directors. Earned shares for the 2021 PSAs will fully vest based on continuous employment through February of 2024, 2025, and 2026. The RSAs and PSAs are measured at fair market value on the grant date and stock-based compensation expense is recognized as the shares vest with a corresponding offset credited to additional paid-in-capital.
Stock-based compensation expense for the years ended December 31, 2021, 2020 and 2019 was $20.1 million, $2.5 million and $0.9 million, respectively.
Stock options (ISO and NSO)
Following are the weighted average assumptions utilized in the valuation of stock options issued:

	Year ended December 31,
	2021	2020	2019
Volatility	48.5%	38.0%	31.1%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	6.2	6.1	7.0
Risk free rate	0.7%	0.8%	2.5%
The Company had the following activity for stock options (option amounts have been retroactively restated as shares reflecting the Exchange Ratio):

	Number of Stock Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value ($)
Outstanding as of December 31, 2020	26,492,158	0.53	8.50	$374,808
Granted	4,583,033	0.71	8.99
Exercised	(5,845,365)	0.44	7.16
Cancelled or forfeited	(974,622)	0.65	8.27
Outstanding as of December 31, 2021	24,255,204	$0.51	7.91	$109,061

Options exercisable as of December 31, 2021	10,399,287	$0.51	7.53	$47,491
The total intrinsic value of options exercised for the years ended December 31, 2021, 2020 and 2019 was $35.2 million, $2.0 million, and $0.5 million, respectively.
The total fair value of options vested during the years ended December 31, 2021, 2020 and 2019 were $7.4 million, $1.5 million and $0.3 million, respectively.
The weighted-average grant date fair value of stock options granted during the years ended December 31, 2021, 2020, and 2019 were $5.99, $8.42 and $1.14, respectively.
As of December 31, 2021, there was $27.2 million of stock-based compensation expense that had yet to be recognized related to nonvested stock option grants. The weighted-average period over which this unrecognized stock-based compensation expense is expected to be recognized is 2.86 years.
RSAs and PSAs
The Company had the following activity for nonvested RSAs and PSAs:

	Number of RSAs and PSAs	Average Grant Date Fair Value ($)
Nonvested at December 31, 2020	1,551,867	$0.52
Granted	18,066,482	6.37
Exercised	(775,932)	0.65
Cancelled or Forfeited	(262,487)	6.75
Nonvested at December 31, 2021	18,579,930	$6.11
The total fair value of RSAs and PSAs which vested in the years ended December 31, 2021, 2020 and 2019 was $5.2 million, $0.4 million and $0.1 million, respectively.
As of December 31, 2021, there was $105.4 million of stock-based compensation expense that had yet to be recognized related to nonvested RSAs and PSAs. The weighted-average period over which this unrecognized stock-based compensation expense is expected to be recognized is 3.62 years.